Accounts payables (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026 [1]	Dec. 31, 2025	[1],[2]	Dec. 31, 2024
Entity Information [Line Items]
Other payables	₩ 6,057,410	₩ 3,508,878		₩ 1,209,694
Accrued expenses	78,675	44,171		45,108
Total	₩ 6,136,085	₩ 3,553,049		₩ 1,254,802

[1]	Other payables consist primarily of professional service payable, credit card payables, and refundable deposit for disposal of treasury shares of Korean won 4,180,000 and 2,110,000 thousand as of June 30, 2026 and December 31, 2025, respectively.
[2]	Other payables consist primarily of professional service payable, credit card payables, and refundable deposit for disposal of treasury shares of Korean won of 2,110,000 thousand.